Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Annual Rental Payments Under these Leases

The Company has operating lease commitments for certain facilities and equipment that expire on various dates through 2026. The following table outlines future minimum annual rental payments under these leases at December 31, 2015:

Year Ending December 31,	Amount
(in thousands)
2016	$9,247
2017	10,379
2018	8,601
2019	8,892
2020	8,663
Thereafter	26,172

Total minimum lease payments	$71,954